Pensions and Other Post Retirement Benefits - Plan Assets and Investment Objectives (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted average pension plan asset allocations
Equities	53.00%	52.00%
Fixed income	22.00%	27.00%
Plan assets comprised of: - Real estate	25.00%	21.00%
Total plan assets	100.00%	100.00%